INTERIM CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 9,294	$ 6,492
User funds	3,525	3,328
Trade receivables, net	2,177	1,936
Short-term bank deposit	20,484
Short-term investments	31,119
Other receivables and prepaid expenses	2,289	1,215
Current assets	68,888	12,971
NON-CURRENT ASSETS:
Property and equipment, net	704	767
Right-of-use assets, net	1,219	1,384
Intangible assets, net	8,569	9,465
Goodwill	15,628	15,628
Deferred taxes	626	573
Other long-term assets	1,571	1,018
Non-current assets	28,317	28,835
Total assets	97,205	41,806
CURRENT LIABILITIES:
Short-term bank loan and credit		2,505
Trade payables	3,532	3,234
User accounts	3,525	3,328
Current maturity of lease liabilities	668	613
Accrued expenses and other payables	6,268	7,400
Current liabilities	13,993	17,080
LONG TERM LIABILITIES:
Lease liabilities	202	395
Employee benefit liabilities, net	1,271	1,294
Warrants liability	3,522
Other long-term liabilities	433	1,377
Long term liabilities	5,428	3,066
EQUITY:
Share capital	0	0
Share premium	251,351	140,229
Reserve from remeasurement of defined benefit plans	137	137
Accumulated deficit	(173,704)	(118,706)
Total equity	77,784	21,660
Total liabilities and equity	$ 97,205	$ 41,806